Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 27,853,035	¥ 19,112,952
Net Of Allowance For Credit Loss [Member]
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		13,617
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	[1]	520,779	505,014
Debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		275,661	271,387
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		520,746	504,953
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		33	¥ 61
Available For Sale and Held to Maturity Securities [Member] | Accrued Income Receivable [Member]
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 10,379

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥504,953 million and ¥61 million, respectively, at March 31, 2020, and ¥520,746 million and ¥33 million, respectively, at March 31, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.